Share-Based Compensation (Schedule Of Outstanding Restricted Share Awards) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Outstanding restricted share awards, Nonvested at October 1, 2012, Shares	404,448
Outstanding restricted share awards, Granted, Shares	111,131
Outstanding restricted share awards, Vested, Shares	(81,834)
Outstanding restricted share awards, Cancelled, Shares	(8,500)
Outstanding restricted share awards, Nonvested at September 30, 2013, Shares	425,245
Outstanding restricted share awards, Nonvested at October 1, 2012, Weighted Avg. Price	$ 32.65
Outstanding restricted share awards, Granted, Weighted Avg. Price	$ 38.76
Outstanding restricted share awards, Vested, Weighted Avg. Price	$ 37.39
Outstanding restricted share awards, Cancelled, Weighted Avg. Price	$ 34.48
Outstanding restricted share awards, Nonvested at September 30, 2013, Weighted Avg. Price	$ 33.29